Common Shares (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Issued and outstanding	TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2019		2018
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of year	284.6	3,059	287.9	3,094
Purchased and cancelled under the NCIB	(7.7)	(83)	(3.3)	(35)
Stock options exercised	0.1	2	—	—
Issued and outstanding, end of year	277.0	2,978	284.6	3,059
The following are the effects of the Corporation's purchase and cancellation of the common shares during the year:

For the year ended Dec. 31	2019	2018
Total shares purchased(1)	7,716,300	3,264,500
Average purchase price per share	$8.80	$7.02
Total cost	68	23
Weighted average book value of shares cancelled	83	35
Amount recorded in deficit	15	12
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed rate first preferred shares.

As at Dec. 31	2019		2018
Series	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	10.2	248	10.2	248
Series B	1.8	45	1.8	45
Series C	11.0	269	11.0	269
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942

Earnings per share

Year ended Dec. 31	2019	2018	2017
Net earnings (loss) attributable to common shareholders	52	(248)	(190)
Basic and diluted weighted average number of common shares outstanding (millions)	283	287	288
Net earnings (loss) per share attributable to common shareholders, basic and diluted	0.18	(0.86)	(0.66)